Restructuring (Tables)	9 Months Ended
Sep. 30, 2024
Restructuring [Abstract]
Schedule of Restructuring Provisions
The changes to the restructuring provisions recorded on the consolidated statements of financial position as of September 30, 2024 are summarized as follows:

2024
Beginning balance as of December 31, 2023	$31
Provision	6
Amounts paid	(31)
Ending balance as of September 30, 2024	$6